Fair Value Measurement - Summary of fair value measurement inputs and techniques (Detail) - $ / shares	10 Months Ended
	Dec. 31, 2020	Oct. 16, 2020
Fair Value Disclosures [Abstract]
Risk-free interest rate	0.48%
Expected term (years)	1 year 6 months
Expected volatility	40.00%
Exercise price	$ 11.50
Fair value of Units		$ 9.94